                       The Eaton Vance Mutual Funds Trust
                      For the Tax-Managed Growth Portfolio

                           Annual Shareholder Report
                                October 31, 1996

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Bos 725
P.O. Box 1559
Boston, MA 02104

                        --------------------------------
                          TAX-MANAGED GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 1996

--------------------------------------------------------------------------
                            COMMON STOCKS - 97.9%
--------------------------------------------------------------------------
NAME OF COMPANY                                SHARES            VALUE
--------------------------------------------------------------------------
ADVERTISING - 0.5%
Interpublic Group of Cos., Inc.                 106,000       $  5,141,000
                                                              ------------
AEROSPACE & DEFENSE - 2.1%
Boeing Co.                                       90,370       $  8,619,039
Raytheon Co.                                    226,544         11,157,292
                                                              ------------
                                                              $ 19,776,331
                                                              ------------
BANKS - 1.0%
BankAmerica Corp.                                20,812       $  1,904,298
Citicorp                                         40,000          3,960,000
First Chicago NBD Corp.                          43,007          2,193,353
Wells Fargo & Co.                                 4,265          1,139,288
                                                              ------------
                                                              $  9,196,939
                                                              ------------
BEVERAGES - 6.4%
Anheuser-Busch Cos., Inc.                       210,260       $  8,095,010
Coca-Cola Co.                                   478,208         24,149,504
PepsiCo, Inc.                                   900,682         26,682,704
                                                              ------------
                                                              $ 58,927,218
                                                              ------------
BROADCAST & CABLE - 0.1%
Cox Communications Inc., Class A*                93,319       $  1,726,402
                                                              ------------

BUILDING MATERIALS - 0.3%
Masco Corp.                                      55,540       $  1,742,567
Stanley Works                                    40,490          1,143,843
                                                              ------------
                                                              $  2,886,410
                                                              ------------
BUSINESS SERVICES - 2.3%
Automatic Data Processing Inc.                  211,040       $  8,784,540
Ecolab Inc.                                     132,620          4,840,630
Electronic Data Systems Corp.                   110,000          4,950,000
Manpower Inc.                                   110,000          3,121,250
                                                              ------------
                                                              $ 21,696,420
                                                              ------------
CHEMICALS - 2.5%
Bayer AG Sponsored ADR                           40,000       $  1,512,548
Dow Chemical Co.                                 25,248          1,963,032
DuPont (E.I.) de Nemours & Co., Inc.             44,800          4,155,200
Monsanto Co.                                    396,680         15,718,445
                                                              ------------
                                                              $ 23,349,225
                                                              ------------
COMMUNICATIONS EQUIPMENT - 2.0%
Ericsson (L.M.) Telephone Co.                    66,000       $  1,823,250
Nokia Corp.                                     280,000         12,985,000
Northern Telecom Ltd.                            55,870          3,638,534
                                                              ------------
                                                              $ 18,446,784
                                                              ------------
COMPUTER SOFTWARE - 1.1%
Microsoft Corp.*                                 20,000       $  2,745,000
Oracle Systems Corp.*                           180,000          7,616,250
                                                              ------------
                                                              $ 10,361,250
                                                              ------------
COMPUTER & BUSINESS EQUIPMENT - 5.1%
Bay Networks, Inc.*                             200,000       $  4,050,000
Cisco Systems, Inc.*                             75,000          4,640,624
Digital Equipment Corp.*                         41,620          1,227,790
Hewlett-Packard Co.                             481,928         21,265,073
Imation Corp.*                                    2,628             71,942
International Business Machines Corp.            67,921          8,761,809
Xerox Corp.                                     160,000          7,420,000
                                                              ------------
                                                              $ 47,437,238
                                                              ------------
CONTAINERS & PACKAGING - 0.5%
Crown Cork & Seal Co., Inc.                     100,000       $  4,800,000
                                                              ------------

DISTRIBUTION - 0.5%
Super Valu Stores Inc.                           51,506       $  1,532,304
Sysco Corp.                                     107,760          3,663,840
                                                              ------------
                                                              $  5,196,144
                                                              ------------
DRUGS - 10.0%
Astra AB-Series A                               420,000       $ 19,321,973
Astra AB-ADR Series B                            60,000          2,741,994
Bristol-Myers Squibb Co.                         56,860          6,012,945
Elan Corp., PLC (ADRs)*                         300,000          8,325,000
Genentech, Inc.*                                 34,000          1,831,750
Merck & Co., Inc.                               239,075         17,721,434
Pfizer Inc.                                     290,752         24,059,728
Schering-Plough Corp.                           128,120          8,199,680
Smithkline Beecham PLC                           37,520          2,349,690
Warner-Lambert Co.                               51,644          3,285,850
                                                              ------------
                                                              $ 93,850,044
                                                              ------------
ELECTRIC UTILITIES - 0.1%
Citizen's Utilities Co., Class A*                55,411       $    602,595
                                                              ------------

ELECTRICAL EQUIPMENT - 2.0%
AMP Inc.                                        112,460       $  3,809,582
Emerson Electric Co.                             75,474          6,717,186
General Electric Co.                             74,114          7,170,530
Lincoln Electric Co.                             19,700            546,675
Lincoln Electric Co. Class A                     19,700            541,750
                                                              ------------
                                                              $ 18,785,723
                                                              ------------
ELECTRICAL - SEMICONDUCTORS - 6.5%
Intel Corp.                                     505,796       $ 55,574,335
Texas Instruments Inc.                           84,390          4,061,269
                                                              ------------
                                                              $ 59,635,604
                                                              ------------
ENGINEERING & CONSTRUCTION - 0.1%
Gilbert Associates Inc. Class A                  78,125       $  1,015,625
                                                              ------------

ENTERTAINMENT - 0.2%
Disney (Walt) Co.                                29,000       $  1,910,375
                                                              ------------

ENVIRONMENTAL SERVICES - 0.3%
WMX Technologies, Inc.                           77,930       $  2,678,844
                                                              ------------

FINANCIAL - MISCELLANEOUS - 2.1%
American Express Co.                             56,798       $  2,669,506
Federal National Mortgage Association           303,820         11,886,958
MGIC Investment Corp.                            75,000          5,146,875
                                                              ------------
                                                              $ 19,703,339
                                                              ------------
FOOD - 1.6%
Pioneer Hi-Bred International, Inc.              87,000       $  5,839,875
Earthgrains Co.                                   4,204            222,812
McCormick & Co., Inc., Non-voting               375,208          9,051,893
                                                              ------------
                                                              $ 15,114,580
                                                              ------------
HEALTH SERVICES - 0.7%
Columbia/HCA Healthcare Corp.                   180,000       $  6,435,000
Medpartners, Inc.*                               17,696            373,828
                                                              ------------
                                                              $  6,808,828
                                                              ------------
HOUSEHOLD PRODUCTS - 3.5%
Colgate-Palmolive Co.                            21,826       $  2,007,991
Duracell International Inc.                     100,000          6,675,000
Kimberly-Clark Corp.                             57,310          5,344,158
Procter & Gamble Co.                            170,800         16,909,200
Rubbermaid Inc.                                  78,920          1,834,890
                                                              ------------
                                                              $ 32,771,239
                                                              ------------
INDUSTRIAL EQUIPMENT - 3.0%
Dover Corp.                                     164,580       $  8,455,297
General Signal Corp.                             68,600          2,795,450
Goulds Pumps, Inc.                              110,539          2,556,214
Illinois Tool Works Inc.                         10,000            702,500
Parker-Hannifin Corp.                            76,099          2,882,250
Tecumseh Products Co. Class A                   167,090          9,398,813
Tecumseh Products Co. Class B                    18,320            980,120
                                                              ------------
                                                              $ 27,770,644
                                                              ------------
INFORMATION SERVICES - 3.3%
Dun & Bradstreet Corp.                          137,006       $  7,929,222
Reuters Holdings PLC, ADR                       310,090         23,062,944
                                                              ------------
                                                              $ 30,992,166
                                                              ------------
INSURANCE - 7.4%
American International Group, Inc.              206,633       $ 22,445,510
Chubb Corp.                                     101,050          5,052,500
General Re Corp.                                112,446         16,557,671
Highlands Insurance Group*                        5,070            100,133
Kansas City Life Insurance Co.                   35,400          1,982,400
Marsh & McLennan Cos., Inc.                      62,172          6,473,660
Progressive Corp. (The)                          50,000          3,437,500
Providian Corp.                                  46,794          2,199,318
Provident Companies Inc.                         18,789            697,542
Seafield Capital Corp.                           35,960          1,269,838
St. Paul Cos., Inc.                             130,280          7,083,975
Torchmark Corp.                                  31,425          1,520,184
                                                              ------------
                                                              $ 68,820,231
                                                              ------------
MEDICAL PRODUCTS - 6.6%
Abbott Laboratories                              80,000       $  4,050,000
Bausch & Lomb Inc.                              145,574          4,913,121
Baxter International, Inc.                      170,828          7,110,716
Boston Scientific Corp.*                        255,000         13,865,625
Johnson & Johnson                               449,040         22,115,220
Medtronic, Inc.                                  72,000          4,635,000
Sofamor Danek Group, Inc.*                      173,000          4,757,500
                                                              ------------
                                                              $ 61,447,182
                                                              ------------
METALS - 0.6%
Inco Ltd.                                       124,000       $  3,937,000
Nucor Corp.                                      40,000          1,895,000
                                                              ------------
                                                              $  5,832,000
                                                              ------------
NATURAL GAS UTILITIES - 0.4%
Enron Oil & Gas Co.                             100,000       $  2,575,000
Sonat, Inc.                                      27,200          1,339,600
                                                              ------------
                                                              $  3,914,600
                                                              ------------
OIL & GAS - EXPLORATION & PRODUCTION - 2.2%
Anadarko Petroleum Corp.                        161,000       $ 10,243,625
Apache Corp.                                     66,440          2,358,626
Louisiana Land & Exploration Corp.               25,000          1,421,875
Triton Energy Ltd.*                             100,000          4,462,500
Union Pacific Resources Group, Inc.              79,796          2,194,386
                                                              ------------
                                                              $ 20,681,012
                                                              ------------
OIL & GAS - EQUIPMENT & SERVICES - 2.5%
Baker Hughes, Inc.                               39,234       $  1,397,711
Dresser Industries, Inc.                         79,800          2,623,425
Halliburton Co.                                  50,700          2,870,888
Schlumberger Ltd.                               168,393         16,691,956
                                                              ------------
                                                              $ 23,583,980
                                                              ------------
OIL & GAS - INTEGRATED - 3.1%
Amoco Corp.                                      47,928       $  3,630,546
Atlantic Richfield Co.                           20,883          2,766,998
Chevron Corp.                                    55,600          3,655,700
Exxon Corp.                                     100,704          8,924,892
Mobil Corp.                                      74,333          8,678,378
Murphy Oil Corp.                                 29,700          1,466,437
                                                              ------------
                                                              $ 29,122,951
                                                              ------------
PAPER & FOREST PRODUCTS - 1.0%
Allegiance Corp.*                                22,661       $    424,894
Champion International Corp.                     41,484          1,804,554
Union Camp Corp.                                 80,309          3,915,064
Weyerhaeuser Co.                                 61,630          2,827,276
                                                              ------------
                                                              $  8,971,788
                                                              ------------
PHOTOGRAPHY - 1.0%
Eastman Kodak Co.                               122,181       $  9,743,935
                                                              ------------

PRINTING & BUSINESS FORMS - 1.1%
American Business Products Inc. GA              146,497       $  3,259,558
Bowne & Co. Inc.                                 91,770          2,145,124
Deluxe Corp.                                     57,150          1,864,519
Donnelley, (R.R.) & Sons Co.                     47,896          1,454,841
Harland, (John H.) Co.                           51,540          1,604,183
Moore Corp., Ltd.                                19,075            386,268
                                                              ------------
                                                              $ 10,714,493
                                                              ------------
PUBLISHING - 2.7%
Gannett Co., Inc.                               130,450       $  9,897,894
Harcourt General, Inc.                           90,000          4,477,500
Houghton Mifflin Co.                             63,700          3,161,113
McGraw-Hill Inc.                                 25,608          1,200,375
Times Mirror Co. Class A                        151,670          7,014,737
                                                              ------------
                                                              $ 25,751,619
                                                              ------------
RESTAURANTS - 0.7%
McDonald's Corp.                                143,100       $  6,350,063
                                                              ------------
RETAIL - GENERAL - 0.8%
Wal-Mart Stores, Inc.                           274,390       $  7,305,634
                                                              ------------
RETAIL - FOOD & DRUG - 0.6%
Albertson's, Inc.                               156,048       $  5,364,150
                                                              ------------

RETAIL - SPECIALTY & APPAREL - 2.5%
Home Depot, Inc. (The)                          255,000       $ 13,961,250
Toys 'R' Us, Inc.*                              287,075          9,724,666
                                                              ------------
                                                              $ 23,685,916
                                                              ------------
SPECIALTY - CHEMICALS & MATERIALS - 6.1%
Corning Inc.                                    100,000       $  3,875,000
Dexter Corp.                                     47,829          1,482,697
Dionex Corp.*                                   181,070          6,925,928
Great Lakes Chemical Corp.                       68,720          3,582,030
International Flavors & Fragrances, Inc.        148,101          6,127,679
International Specialty Products Inc.*           59,000            641,625
Loctite Corp.                                   177,167         10,386,415
Memtec Ltd. Sponsored ADR                        77,500          2,644,688
Millipore Corp.                                 151,440          5,300,400
Minnesota Mining & Manufacturing Co.             26,288          2,014,318
Nalco Chemical Co.                              196,020          7,130,228
Sealed Air Corp.*                               180,000          6,997,500
                                                              ------------
                                                              $ 57,108,508
                                                              ------------
TOBACCO - 0.0%
Schweitzer-Mauduit International Inc.             5,731       $    176,228
                                                              ------------
TRANSPORTATION - 0.8%
CSX Corp.                                        15,270       $    658,519
Flightsafety International, Ltd.                 35,000          1,728,125
Union Pacific Corp.                              94,210          5,287,536
                                                              ------------
                                                              $  7,674,180
                                                              ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $237,105,867)                         $916,829,437
                                                              ------------
--------------------------------------------------------------------------
                        SHORT-TERM OBLIGATIONS - 2.1%
--------------------------------------------------------------------------
NAME OF COMPANY                            FACE AMOUNT         VALUE
--------------------------------------------------------------------------
Ford Motor Credit Company,
  5.35%, due 11/6/96                         $10,000,000      $  9,992,570
Prudential Funding Corporation,
  5.60%, due 11/1/96                           9,626,000         9,626,000
                                                              ------------
TOTAL SHORT-TERM OBLIGATIONS,
  AT AMORTIZED COST                                           $ 19,618,570
                                                              ------------
TOTAL INVESTMENTS (IDENTIFIED COST,
  $256,724,437) - 100%                                        $936,448,007
OTHER ASSETS, LESS LIABILITIES - 0.0%                              351,563
                                                              ------------
NET ASSETS - 100%                                             $936,799,570
                                                              ============
*Non-income producing security.

                      See notes to financial statements

                        --------------------------------
                              FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------
                               October 31, 1996
----------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $256,724,437)                                               $936,448,007
  Cash                                                                30,274
  Receivable for investments sold                                    504,059
  Dividends receivable                                               572,932
  Deferred organization expenses (Note 1C)                             8,879
  Other assets                                                        64,669
                                                                ------------
      Total assets                                              $937,628,820
LIABILITIES:
  Payable for investments purchased                   $798,425
  Payable to affiliate --
    Trustees' fees (Note 2)                              1,406
  Accrued expenses                                      29,419
                                                      --------
      Total liabilities                                              829,250
                                                                ------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO       $936,799,570
                                                                ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                 $257,075,830
  Unrealized appreciation of investments (computed
    on the basis of identified cost)                             679,723,740
                                                                ------------
      Total                                                     $936,799,570
                                                                ============

                      See notes to financial statements

                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995, to October 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Income --
    Dividends (net of foreign withholding taxes of $25,573)         $ 4,931,924
    Interest                                                            442,263
                                                                    -----------
        Total income                                                $ 5,374,187
  Expenses --
    Investment adviser fee (Note 2)                 $ 2,116,576
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 2)          9,500
    Custodian fee                                       125,097
    Legal and accounting services                         1,200
    Amortization of organization expenses (Note 1C)       2,007
    Miscellaneous                                        15,099
                                                    -----------
        Total expenses                                                2,269,479
                                                                    -----------
          Net investment income                                     $ 3,104,708
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments, computed on
    the basis of identified cost                    $ 9,582,500
  Unrealized appreciation of investments             70,637,961
                                                    -----------
        Net realized and unrealized gain on
          investments                                                80,220,461
                                                                    -----------
          Net increase in net assets from operations                $83,325,169
                                                                    ===========

                      See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995, to October 31, 1996
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
  From operations --
    Net investment income                                        $  3,104,708
    Net realized gain on investments                                9,582,500
    Unrealized appreciation of investments                         70,637,961
                                                                 ------------
      Net increase in net assets from operations                 $ 83,325,169
                                                                 ------------
  Capital transactions --
    Contributions                                                $871,076,582
    Withdrawals                                                   (17,702,191)
                                                                 ------------
      Increase in net assets from capital transactions           $853,374,391
                                                                 ------------
        Total increase in net assets                             $936,699,560

NET ASSETS:
  At beginning of period                                              100,010
                                                                 ------------
  At end of period                                               $936,799,570
                                                                 ============




--------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995, to October 31, 1996
--------------------------------------------------------------------------------
RATIOS (AS A PERCENTAGE OF NET ASSETS):
  Expenses                                                               0.66%+
  Net investment income                                                  0.91%+
PORTFOLIO TURNOVER                                                          6%
AVERAGE COMMISSION RATE PAID(1)                                        $0.0585
  + Annualized.
(1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                      See notes to financial statements

                        --------------------------------
                         NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Tax-Managed Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on December 1, 1995, with the acquisition of investments with a value of $115,586,248, including unrealized appreciation of $96,618,064, in exchange for an interest in the Portfolio by one of the Portfolio's investors. During the period, additional investors contributed securities with a value of $639,241,121, including unrealized appreciation of $512,467,715. The following is a summary of the significant accounting policies followed by the Portfolio in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization, are being amortized on the straight-line basis over five years.

D. FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

-------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the period from the start of business, December 1, 1995, to October 31, 1996 the adviser fee was 0.618% of the Portfolio's average net assets (annualized). Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 1996, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

-------------------------------------------------------------------------------
(3) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $119,106,410 and $20,535,675, respectively.

-------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENT
The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $256,724,437
                                                                   ============
Gross unrealized appreciation                                      $682,343,179
Gross unrealized depreciation                                         2,619,609
                                                                   ------------
  Net unrealized appreciation                                      $679,723,570
                                                                   ============

-------------------------------------------------------------------------------
(5) FINANCIAL INSTRUMENTS
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio did not have any open obligations under these financial instruments at October 31, 1996.

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(6) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the average daily amount of the unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

                         INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
TAX-MANAGED GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Tax-Managed Growth Portfolio as of October 31, 1996, the related statements of operations, changes in net assets, and the supplementary data for the period from the start of business, December 1, 1995, to October 31, 1996. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio as of October 31, 1996, the results of its operations, the changes in its net assets and its supplementary data for the period from the start of business, December 1, 1995, to October 31, 1996, in conformity with generally accepted accounting principles.

                                                     DELOITTE & TOUCHE LLP
BOSTON, MASSACHUSETTS
NOVEMBER 29, 1996

                              ------------------------------
             INVESTMENT MANAGEMENT FOR TAX-MANAGED GROWTH PORTFOLIO


OFFICERS                 INDEPENDENT TRUSTEES

LANDON T. CLAY           DONALD R. DWIGHT
President, Trustee       President, Dwight Partners, Inc.
                         Chairman, Newspapers of New England, Inc.
JAMES B. HAWKES
Vice President           SAMUEL L. HAYES, III
                         Jacob H. Schiff Professor of
DUNCAN W. RICHARDSON     Investment Banking, Harvard University
Vice President and       Graduate School of Business Administration
Portfolio Manager
                         NORTON H. REAMER
JAMES L. O'CONNOR        President and Director, United Asset
Treasurer                Management Corporation

THOMAS OTIS              JOHN L. THORNDIKE
Secretary                Director, Fiduciary Company Incorporated

                         JACK L. TREYNOR
                         Investment Adviser and Consultant